CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary Share USD ($)	Ordinary Share CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Retained Earnings-Appropriated USD ($)	Retained Earnings-Appropriated CNY	Retained Earnings-Unappropriated USD ($)	Retained Earnings-Unappropriated CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Total USD ($)	Total CNY
Beginning Balance at Dec. 31, 2011		175,596		468,132,187		99,586,852		762,010,754		(473,718)		1,329,431,671
Beginning Balance (in shares) at Dec. 31, 2011		25,725,000
Increase (Decrease) in Stockholders' Equity
Net income								188,151,454				188,151,454
Transfer to statutory reserves						18,815,144		(18,815,144)
Foreign currency translation adjustment										(100)		(100)
Unrealized holding loss for available-for-sale securities, net of tax of RMB248,712 ($40,646)												0
Ending Balance at Dec. 31, 2012		175,596		468,132,187		118,401,996		931,347,064		(473,818)		1,517,583,025
Ending Balance (in shares) at Dec. 31, 2012		25,725,000
Increase (Decrease) in Stockholders' Equity
Net income								79,528,309				79,528,309
Transfer to statutory reserves						7,954,033		(7,954,033)
Foreign currency translation adjustment										25,405		25,405
Unrealized holding loss for available-for-sale securities, net of tax of RMB248,712 ($40,646)										(746,137)		(746,137)
Ending Balance at Dec. 31, 2013		175,596		468,132,187		126,356,029		1,002,921,340		(1,194,550)		1,596,390,602
Ending Balance (in shares) at Dec. 31, 2013		25,725,000										25,725,000
Increase (Decrease) in Stockholders' Equity
Net income								79,210,649			12,945,031	79,210,649
Transfer to statutory reserves						7,921,066		(7,921,066)
Foreign currency translation adjustment										(2,831)	(463)	(2,831)
Unrealized holding loss for available-for-sale securities, net of tax of RMB248,712 ($40,646)												0
Reclassification adjustment of available-for-sale securities net of tax effect										746,137	121,938	746,137
Ending Balance at Dec. 31, 2014	$ 25,725	175,596	$ 76,504,688	468,132,187	$ 21,944,287	134,277,095	$ 175,553,346	1,074,210,923	$ (70,774)	(451,244)	$ 273,957,272	1,676,344,557
Ending Balance (in shares) at Dec. 31, 2014	25,725,000										25,725,000